Other Income (Expense), Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Other expense income [Abstract]
Summary of Other Income (Expense), Net
For the years ended December 31, 2021 and 2020, Other income (expense), net consisted of the following:

($ in thousands)	2021	2020
Unrealized gain (loss) on derivative liabilities - warrants	$16,669	$(8,659)
Gain on derivative instruments	23,909	2,938
Loss on provision - loan receivable	(753)	(902)
Unrealized loss on investments held at fair value	(7,135)	(162)
Loss on debt extinguishment	(17,987)	(977)
Loss on disposal of assets	(886)	(134)
Loss on foreign currency	(1,228)	(1,415)
Other income (loss), net	442	1,016

Total Other income (expense), net	$13,031	$(8,295)